Investments (Loan Valuation Allowance for Mortgage Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for Loan and Lease Losses [Roll Forward]
Balance beginning	$ 11,580	$ 11,793	$ 6,239
Charge-offs	(3,431)	(6,474)	(3,947)
Provision	1,957	6,261	9,501
Balance ending	$ 10,106	$ 11,580	$ 11,793